Leases - Total amount of lease payments on an undiscounted basis (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Chartered-in vessels [Member]
June 30, 2023	$ 80,620
June 30, 2024	46,554
June 30, 2025	28,277
June 30, 2026	18,960
June 30, 2027	10,680
June 30, 2028 and thereafter	25,888
Total	210,979
Operating lease liabilities, including current portion	162,567
Discount based on incremental borrowing rate	48,412
Land [Member]
June 30, 2023	556
June 30, 2024	556
June 30, 2025	556
June 30, 2026	556
June 30, 2027	556
June 30, 2028 and thereafter	21,611
Total	24,391
Operating lease liabilities, including current portion	8,167
Discount based on incremental borrowing rate	16,224
Building [Member]
June 30, 2023	432
June 30, 2024	348
June 30, 2025	62
June 30, 2026	60
June 30, 2027	23
June 30, 2028 and thereafter	0
Total	925
Operating lease liabilities, including current portion	826
Discount based on incremental borrowing rate	$ 99